BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (97.9%) BELGIUM (1.8%) FINANCIALS
16,192	KBC Group NV	$930,936
	Total Belgium	930,936

	CANADA (6.1%) CONSUMER CYCLICAL
58,411	Alimentation Couche-Tard, Inc. (Class B)	2,030,796
	FINANCIALS
783	Fairfax Financial Holdings, Ltd.	245,432
7,685	Intact Financial Corp.	839,386
		1,084,818
	Total Canada	3,115,614

	FINLAND (1.3%) INDUSTRIALS
8,435	Kone Oyj (Class B)	670,470
	Total Finland	670,470

	FRANCE (3.5%) CONSUMER NON-CYCLICAL
82,034	Bureau Veritas S.A	1,804,216
	Total France	1,804,216

	GERMANY (9.4%) BASIC MATERIALS
45,171	Fuchs Petrolub SE	1,546,345
	FINANCIALS
9,602	Deutsche Boerse AG	1,761,020
	TECHNOLOGY
9,726	SAP SE	1,543,392
	Total Germany	4,850,757

	IRELAND (6.1%) BASIC MATERIALS
8,824	Linde, Plc	2,162,851
	CONSUMER NON-CYCLICAL
18,672	Perrigo Co., Plc	989,989

	Total Ireland	3,152,840

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (continued) NETHERLANDS (5.3%) CONSUMER NON-CYCLICAL
145,421	Davide Campari-Milano NV	$1,470,140
14,127	Heineken Holding NV	1,228,769
	Total Netherlands	2,698,909
	SWEDEN (1.3%) INDUSTRIALS
30,026	Assa Abloy AB (Class B)	660,957
	Total Sweden	660,957

	SWITZERLAND (9.7%) CONSUMER NON-CYCLICAL
36,537	Alcon, Inc.[1]	2,214,703
11,773	Nestle S.A	1,399,170
16,881	Novartis AG	1,402,436
	Total Switzerland	5,016,309

	UNITED KINGDOM (10.5%) CONSUMER CYCLICAL
22,533	InterContinental Hotels Group, Plc	1,049,257
	CONSUMER NON-CYCLICAL
63,349	Diageo, Plc	2,327,575
20,467	Reckitt Benckiser Group, Plc	2,075,626
		4,403,201
	Total United Kingdom	5,452,458

	UNITED STATES (42.9%) BASIC MATERIALS
13,938	Celanese Corp. (Series A)	1,354,774
	COMMUNICATIONS
2,276	Alphabet, Inc. (Class C)[1]	3,375,217
774	Booking Holdings, Inc.[1]	1,286,489
		4,661,706
	CONSUMER CYCLICAL
30,208	Copart, Inc.[1]	2,816,896
3,610	Costco Wholesale Corp.	1,175,163
12,373	NIKE, Inc. (Class B)	1,207,729
		5,199,788
	CONSUMER NON-CYCLICAL
18,361	Colgate-Palmolive Co.	1,417,469
5,696	FleetCor Technologies, Inc.[1]	1,472,815
21,977	Henry Schein, Inc.[1]	1,510,479

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	CONSUMER NON-CYCLICAL (continued)
16,324	Zoetis, Inc. (Class A)	$2,476,024
		6,876,787
	FINANCIALS
7,695	Mastercard, Inc. (Class A)	2,374,138

	TECHNOLOGY
27,614	Oracle Corp.	$1,531,196

	Total United States	21,998,389
	Total Common Stock (Cost $35,523,525)	50,351,855

TOTAL INVESTMENTS (Cost $35,523,525)[2]	97.9%	$50,351,855
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.1%	1,054,878
NET ASSETS	100.00%	$51,406,733

__________

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $35,523,525, the aggregate gross unrealized appreciation is $16,688,200 and the aggregate gross unrealized depreciation is $1,859,870, resulting in net unrealized appreciation of $14,828,330.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2020
Common Stock:
Basic Materials	$3,517,625	$1,546,345	$–	$5,063,970
Communications .	4,661,706	–	–	4,661,706
Consumer Cyclical.	7,230,584	1,049,257	–	8,279,841
Consumer Non-Cyclical	7,866,776	13,922,635	–	21,789,411
Financials	3,458,956	2,691,956	–	6,150,912
Industrials	–	1,331,427	–	1,331,427
Technology	1,531,196	1,543,392	–	3,074,588
Investments, at value	$28,266,843	$22,085,012	$–	$50,351,855

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.